Events After the Reporting Date - Additional Information (Details) - Material Supply Agreement	Feb. 28, 2024 Tonnes
Disclosure of non-adjusting events after reporting period [line items]
Number of tonnes of anode material to be supplied	10,000
Material supply agreement start period	2025
Material supply agreement end period	2028
Milestone not acheived on the specific date right to reduce the number of tonnes of anode material	10,000
Milestone not acheived on the specific date right to reduce the number of tonnes of anode material, maximum percentage	20.00%